Employee Benefits (Details) - Schedule of vacation provision - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Vacation Provision Abstract
Balances as of January 1	$ 37,010	$ 33,993
Net provisions established	12,107	11,294
Provisions used	(7,860)	(8,277)
Total	$ 41,257	$ 37,010